CONVERTIBLE NOTES - Schedule of Future minimum principal repayments of the Loans Payable, Related parties (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CONVERTIBLE NOTES - RELATED PARTIES
2023	$ 2,596,865
2024	700,195	$ 1,966,019
Convertible Notes - Related Parties	$ 3,297,060	$ 2,608,860	$ 367,857